Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating expenses:
Selling, general and administrative	$ 11,410	$ 797	$ 24,666	$ 4,730
Research and development	4,451	1,162	8,717	4,938
Total operating expenses	15,861	1,959	33,383	9,668
Loss from operations	(15,861)	(1,959)	(33,383)	(9,668)
Other (expense) income, net:
Interest and dividend income	1,310	23	2,262	177
(Loss) gain on fair market value of financial instruments	(142,426)	135	(216,788)	365
Interest expense and other income (loss), net	(17)	(207)	(116)	(373)
Total other (expense) income, net	(141,133)	(49)	(214,642)	169
Net loss	(156,994)	(2,008)	(248,025)	(9,499)	[1]
Net loss attributable to non-controlling interest	(314)	(139)	(671)	(561)
Net loss attributable to USA Rare Earth, Inc.	$ (156,680)	$ (1,869)	$ (247,354)	$ (8,938)
Net loss per share attributable to USA Rare Earth, Inc.:
Basic (in Dollars per share)	$ (1.64)	$ (0.03)	$ (2.83)	$ (0.15)
Diluted (in Dollars per share)	$ (1.64)	$ (0.03)	$ (2.83)	$ (0.15)
Number of shares used in per share calculations:
Basic (in Shares)	102,589,000	59,497,000	95,609,000	59,429,000
Diluted (in Shares)	102,589,000	59,497,000	95,609,000	59,429,000

[1]	Recast